ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2017	2018
Accrued payroll and welfare	$4,320,005	$6,526,287
Accrued professional fees	368,753	187,027
Other tax payables	4,203,074	364,223
Interest payable	322,962	297,776
Others	1,606,991	2,042,389
Total	$10,821,785	$9,417,702